Consolidated Schedule of Investments (unaudited)
August 31, 2024
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Broadline Retail — 0.3%
Dollarama, Inc.	16,332	$ 1,654,226
Capital Markets — 0.1%
Agronomics Ltd.(a)	6,324,163	473,415
Chemicals — 1.0%
DSM-Firmenich AG	10,224	1,395,793
Givaudan SA, Registered Shares	248	1,273,815
Nutrien Ltd.	19,247	931,940
Robertet SA(b)	1,463	1,432,840
Symrise AG	7,909	1,043,659
		6,078,047
Consumer Staples Distribution & Retail — 0.7%
Costco Wholesale Corp.	2,344	2,091,738
Jeronimo Martins SGPS SA	67,165	1,242,848
Koninklijke Ahold Delhaize NV	40,683	1,396,799
		4,731,385
Containers & Packaging — 1.5%
Avery Dennison Corp.	8,468	1,878,626
Crown Holdings, Inc.	11,640	1,052,372
Graphic Packaging Holding Co.	82,669	2,474,283
Packaging Corp. of America	7,849	1,644,680
SIG Group AG	44,095	931,359
Smurfit WestRock PLC	40,000	1,896,800
		9,878,120
Energy Equipment & Services — 1.4%
ARC Resources Ltd.	91,144	1,686,737
Patterson-UTI Energy, Inc.	33,708	310,451
Saipem SpA(a)	710,500	1,599,956
Schlumberger NV	46,867	2,061,679
TechnipFMC PLC	66,837	1,793,905
Tenaris SA	55,081	810,614
Weatherford International PLC	8,786	922,003
		9,185,345
Food Products — 0.9%
Bunge Global SA	9,311	943,949
Danone SA	13,316	925,288
Kerry Group PLC, Class A	9,258	929,722
Nestlé SA, Registered Shares	7,554	810,092
Salmar ASA	13,363	693,834
SunOpta, Inc.(a)	115,993	666,960
Tate & Lyle PLC	65,013	578,033
		5,547,878
Ground Transportation — 0.3%
Canadian Pacific Kansas City Ltd.	8,443	700,262
Union Pacific Corp.	3,684	943,436
		1,643,698
Hotels, Restaurants & Leisure — 0.4%
Compass Group PLC	80,662	2,549,347
Machinery — 0.4%
Ag Growth International, Inc.	22,526	938,047
Deere & Co.	1,821	702,433
John Bean Technologies Corp.	7,553	678,561
Marel HF(c)	109,969	399,932
		2,718,973
Metals & Mining — 23.9%
Agnico Eagle Mines Ltd./Mines Agnico Eagle Ltd.	147,427	12,011,638
Alamos Gold, Inc., Class A	181,559	3,500,095
Allied Gold Corp.(a)	197,815	449,163
Security	Shares	Value
Metals & Mining (continued)
Anglo American PLC	149,443	$ 4,359,363
Anglogold Ashanti PLC	138,927	4,121,964
Antofagasta PLC	9,403	229,588
Artemis Gold, Inc.(a)	54,008	490,526
B2Gold Corp.	230,512	648,270
Barrick Gold Corp.	535,189	10,805,466
Bellevue Gold Ltd.(a)	1,375,653	1,164,578
BHP Group Ltd.	173,614	4,780,222
Blackstone Minerals Ltd.(a)(b)	1,192,061	35,529
BlueScope Steel Ltd.	30,587	426,136
Capstone Copper Corp.(a)	159,076	1,141,442
Centerra Gold, Inc.	268,286	1,901,185
Chalice Mining Ltd.(a)(b)	188,226	138,317
Challenger Gold Ltd.(a)(b)	1,928,385	67,872
Champion Iron Ltd.	243,267	1,025,679
De Grey Mining Ltd.(a)	1,519,857	1,243,362
Develop Global Ltd.(a)(b)	617,812	912,831
Dundee Precious Metals, Inc.	154,361	1,503,922
Eldorado Gold Corp.(a)	49,290	850,253
Emerald Resources NL(a)	282,116	757,780
Endeavour Mining PLC	135,477	2,856,010
ERO Copper Corp.(a)	12,207	250,997
FireFly Metals Ltd.(a)	456,189	292,177
First Quantum Minerals Ltd.	62,681	789,297
Foran Mining Corp.(a)(b)	500,207	1,484,679
Founders Metals, Inc.(a)	230,890	469,438
Franco-Nevada Corp.	28,252	3,449,819
Freeport-McMoRan, Inc.	133,310	5,902,967
Fresnillo PLC	22,524	161,154
Glencore PLC	1,317,599	6,951,718
Gold Fields Ltd., ADR	111,736	1,535,253
Grupo Mexico SAB de CV, Series B	170,030	873,277
Hudbay Minerals, Inc.	32,840	268,052
Iluka Resources Ltd.	88,441	366,374
Ivanhoe Electric, Inc.(a)	26,587	187,704
Ivanhoe Mines Ltd., Class A(a)(b)	191,612	2,555,016
Kinross Gold Corp.	874,384	7,902,643
Lithium Royalty Corp.(a)	56,401	259,897
Lundin Gold, Inc.	110,167	2,212,904
Lundin Mining Corp.	156,246	1,620,836
Lynas Rare Earths Ltd.(a)	253,033	1,195,821
MAG Silver Corp.(a)	124,602	1,629,123
Metals Acquisition Ltd. (Acquired 06/13/23, cost $744,770)(a)(d)	83,477	937,447
Mineral Resources Ltd.	18,300	493,944
Newmont Corp.	195,006	10,411,370
Nickel Industries Ltd.	1,406,494	792,992
Norsk Hydro ASA	396,128	2,210,446
Northern Star Resources Ltd.	563,629	5,755,034
Nucor Corp.	13,859	2,105,321
Osisko Gold Royalties Ltd.	109,954	1,899,402
Pan American Silver Corp.	146,126	2,953,206
Polyus PJSC(a)(e)	46,252	5
Predictive Discovery Ltd.(a)	4,615,622	725,253
Rio Tinto PLC	97,879	6,171,020
Robex Resources, Inc.(a)	124,394	251,068
Rupert Resources Ltd.(a)(b)	81,335	251,673
Rupert Resources Ltd. (Acquired 02/24/23, cost $315,608)(a)(d)	91,372	282,730
Sigma Lithium Corp.(a)(b)	78,468	849,514
Skeena Resources Ltd.(a)	164,507	1,264,640
Sociedad Minera Cerro Verde SAA	19,778	789,538
Solaris Resources, Inc.(a)	84,079	199,646

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Commodity Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Solaris Resources, Inc.(a)	39,000	$ 92,606
Southern Copper Corp.	10,225	1,040,087
Steel Dynamics, Inc.	8,639	1,032,447
Stelco Holdings, Inc.	13,843	672,813
Teck Resources Ltd., Class B	72,611	3,476,858
Titan Mining Corp.(a)	98,486	15,712
Titan Mining Corp.(a)	20,773	3,314
Torex Gold Resources, Inc.(a)	108,256	2,088,566
Vale SA, ADR	80,090	842,547
Wheaton Precious Metals Corp.	165,019	10,198,815
		153,588,351
Oil, Gas & Consumable Fuels — 17.0%
Cameco Corp.	30,267	1,236,104
Canadian Natural Resources Ltd.	136,300	4,933,561
Cenovus Energy, Inc.	131,969	2,447,153
Cheniere Energy, Inc.	21,646	4,010,138
Chevron Corp.	47,386	7,010,759
ConocoPhillips	56,930	6,478,065
Diamondback Energy, Inc.	17,559	3,425,936
Eni SpA	163,050	2,653,351
Exxon Mobil Corp.	200,085	23,598,025
Gazprom PJSC(a)(e)	712,200	79
Gaztransport Et Technigaz SA	4,488	660,296
Hess Corp.	32,821	4,531,267
Kosmos Energy Ltd.(a)	93,131	453,548
Marathon Petroleum Corp.	24,743	4,382,480
Neste Oyj	70,450	1,643,898
Pembina Pipeline Corp.	73,051	2,942,855
Permian Resources Corp., Class A	163,452	2,327,556
Shell PLC	348,986	12,365,817
Targa Resources Corp.	25,261	3,710,841
TC Energy Corp.	69,017	3,196,706
TotalEnergies SE	118,082	8,123,076
Tourmaline Oil Corp.	34,273	1,562,014
Valero Energy Corp.	24,441	3,586,228
Williams Cos., Inc. (The)	81,964	3,751,492
		109,031,245
Personal Care Products — 0.1%
Jamieson Wellness, Inc.(c)	30,268	698,950
Pharmaceuticals — 0.8%
Eli Lilly & Co.	1,851	1,776,997
Novo Nordisk A/S, Class B	13,542	1,881,121
Zoetis, Inc., Class A	8,871	1,627,740
		5,285,858
Professional Services — 0.3%
SGS SA, Registered Shares	18,656	2,083,575
Trading Companies & Distributors — 0.1%
Beijer Ref AB, Class B	46,922	809,579
Total Common Stocks — 49.2% (Cost: $225,507,240)		315,957,992
Rights
Metals & Mining — 0.0%
Kincross Gold Corp., CVR(a)(e)	11,812	—
Total Rights — 0.0% (Cost: $ —)		—
Security	Shares	Value
Warrants(a)
Capital Markets — 0.0%
Agronomics Ltd. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 12/08/24, Strike Price GBP 0.30)	3,909,350	$ 51
Metals & Mining — 0.0%
Robex Resources, Inc. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 07/10/29, Strike Price CAD 2.55)	124,394	36,922
Total Warrants — 0.0% (Cost: $2)		36,973
Total Long-Term Investments — 49.2% (Cost: $225,507,242)		315,994,965
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	4,784,387	4,787,257
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(f)(g)	3,838,115	3,838,115
		8,625,372
		Par (000)
U.S. Treasury Obligations(i) — 48.9%
U.S. Treasury Bills, 5.02%, 11/29/24	USD	318,000	314,184,398
Total Short-Term Securities — 50.2% (Cost: $322,724,281)			322,809,770
Total Investments — 99.4% (Cost: $548,231,523)			638,804,735
Other Assets Less Liabilities — 0.6%			3,613,474
Net Assets — 100.0%			$ 642,418,209
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,220,177, representing 0.2% of its net assets as of period end, and an original cost of $1,060,378.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(i)	Rates are discount rates or a range of discount rates as of period end.

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Commodity Strategies Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 6,348,465	$ —	$ (1,563,341)(a)	$ 711	$ 1,422	$ 4,787,257	4,784,387	$ 43,214(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,589,797	248,318(a)	—	—	—	3,838,115	3,838,115	66,830	—
				$ 711	$ 1,422	$ 8,625,372		$ 110,044	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRLIT	At Termination	Merrill Lynch International	09/03/24	USD	2,024	$ (120,085)	$ —	$ (120,085)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRLIT	At Termination	Societe Generale SA	09/25/24	USD	129	(8,336)	—	(8,336)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	10/11/24	USD	6,002	1,619,850	—	1,619,850
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	10/11/24	USD	18,426	(3,469,134)	—	(3,469,134)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRPRT	At Termination	JPMorgan Chase Bank N.A.	12/02/24	USD	2,235	354,983	—	354,983
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRINT	At Termination	JPMorgan Chase Bank N.A.	12/02/24	USD	116	6,177	—	6,177
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	12/02/24	USD	407	(38,019)	—	(38,019)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRAGT	At Termination	Macquarie Bank Ltd.	12/02/24	USD	6,348	(1,151,079)	—	(1,151,079)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRLIT	At Termination	Societe Generale SA	12/02/24	USD	294	9,866	—	9,866
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	01/03/25	USD	2,235	428,435	—	428,435
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	01/03/25	USD	3,019	110,361	—	110,361
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	01/03/25	USD	1,019	(54,855)	—	(54,855)

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRLIT	At Termination	Merrill Lynch International	01/03/25	USD	291	$ 12,893	$ —	$ 12,893
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	01/03/25	USD	2,290	(299,419)	—	(299,419)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	01/17/25	USD	8,407	(856,440)	—	(856,440)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	01/24/25	USD	536	23,803	—	23,803
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRPRT	At Termination	JPMorgan Chase Bank N.A.	01/24/25	USD	1,155	239,025	—	239,025
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	01/24/25	USD	1,385	(65,626)	—	(65,626)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRLIT	At Termination	Merrill Lynch International	01/24/25	USD	250	3,692	—	3,692
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	01/24/25	USD	1,363	(175,819)	—	(175,819)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	01/31/25	USD	312	(13,507)	—	(13,507)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRINT	At Termination	Macquarie Bank Ltd.	01/31/25	USD	5,671	252,023	—	252,023
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRLIT	At Termination	Societe Generale SA	01/31/25	USD	301	(1,803)	—	(1,803)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRAGT	At Termination	Macquarie Bank Ltd.	02/26/25	USD	12,646	245,630	—	245,630
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	02/28/25	USD	19,065	(168,279)	—	(168,279)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	03/14/25	USD	9,987	(881,244)	—	(881,244)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRLIT	At Termination	Goldman Sachs International	03/21/25	USD	28	163	—	163
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRPRT	At Termination	JPMorgan Chase Bank N.A.	03/21/25	USD	144	5,238	—	5,238
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	03/21/25	USD	160	(15,744)	—	(15,744)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRAGT	At Termination	Macquarie Bank Ltd.	03/21/25	USD	137	(8,277)	—	(8,277)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRINT	At Termination	Macquarie Bank Ltd.	03/21/25	USD	63	(2,408)	—	(2,408)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	04/01/25	USD	14,734	(801,183)	—	(801,183)

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRENT	At Termination	Goldman Sachs International	04/03/25	USD	2,793	$ (287,199)	$ —	$ (287,199)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	04/03/25	USD	16,337	(926,383)	—	(926,383)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRPRT	At Termination	JPMorgan Chase Bank N.A.	04/03/25	USD	2,596	41,470	—	41,470
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRENT	At Termination	Goldman Sachs International	04/30/25	USD	2,064	(38,981)	—	(38,981)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRLIT	At Termination	Merrill Lynch International	05/02/25	USD	304	4,038	—	4,038
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRLIT	At Termination	Merrill Lynch International	06/10/25	USD	1,096	11,801	—	11,801
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	06/10/25	USD	924	(81,923)	—	(81,923)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRPRT	At Termination	Goldman Sachs International	06/30/25	USD	105	3,910	—	3,910
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRINT	At Termination	Macquarie Bank Ltd.	06/30/25	USD	64	(2,707)	—	(2,707)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	07/01/25	USD	5,575	(239,823)	—	(239,823)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRAGT	At Termination	Societe Generale SA	07/01/25	USD	14,395	(779,225)	—	(779,225)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	07/01/25	USD	8,051	294,140	—	294,140
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	07/21/25	USD	68,137	(3,918,519)	—	(3,918,519)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRLIT	At Termination	Societe Generale SA	07/21/25	USD	9,563	161,185	—	161,185
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	07/21/25	USD	60,656	1,150,373	—	1,150,373
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRENT	At Termination	Goldman Sachs International	07/31/25	USD	709	(29,367)	—	(29,367)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRINT	At Termination	Goldman Sachs International	07/31/25	USD	1,957	52,495	—	52,495
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRAGT	At Termination	Merrill Lynch International	07/31/25	USD	3,133	15,542	—	15,542

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Commodity Strategies Fund
OTC Total Return Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRPRT	At Termination	Societe Generale SA	07/31/25	USD	3,674	$ 52,489	$ —	$ 52,489
3-month U.S. Treasury Bill, 5.11%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	09/02/25	USD	1,843	—	—	—
								$ (9,335,802)	$ —	$ (9,335,802)
(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Broadline Retail	$ 1,654,226	$ —	$ —	$ 1,654,226
Capital Markets	473,415	—	—	473,415
Chemicals	2,364,780	3,713,267	—	6,078,047
Consumer Staples Distribution & Retail	4,731,385	—	—	4,731,385
Containers & Packaging	8,946,761	931,359	—	9,878,120
Energy Equipment & Services	6,774,775	2,410,570	—	9,185,345
Food Products	2,188,942	3,358,936	—	5,547,878
Ground Transportation	1,643,698	—	—	1,643,698
Hotels, Restaurants & Leisure	—	2,549,347	—	2,549,347
Machinery	2,718,973	—	—	2,718,973
Metals & Mining	111,613,493	41,974,853	5	153,588,351
Oil, Gas & Consumable Fuels	83,584,728	25,446,438	79	109,031,245
Personal Care Products	698,950	—	—	698,950
Pharmaceuticals	3,404,737	1,881,121	—	5,285,858
Professional Services	—	2,083,575	—	2,083,575
Trading Companies & Distributors	—	809,579	—	809,579
Rights	—	—	—	—
Warrants
Capital Markets	—	51	—	51
Metals & Mining	36,922	—	—	36,922

Consolidated Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Commodity Strategies Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 8,625,372	$ —	$ —	$ 8,625,372
U.S. Treasury Obligations	—	314,184,398	—	314,184,398
	$ 239,461,157	$ 399,343,494	$ 84	$ 638,804,735
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$ —	$ 5,099,581	$ —	$ 5,099,581
Liabilities
Commodity Contracts	—	(14,435,383)	—	(14,435,383)
	$ —	$ (9,335,802)	$ —	$ (9,335,802)
(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
BCOMRAGT	Bloomberg Roll Select Agriculture Subindex Total ReturnSM
BCOMRENT	Bloomberg Roll Select Energy Subindex Total ReturnSM
BCOMRINT	Bloomberg Roll Select Industrial Metals Subindex Total ReturnSM
BCOMRLIT	Bloomberg Roll Select Livestock Subindex Total ReturnSM
BCOMRPRT	Bloomberg Roll Select Precious Metals Subindex Total ReturnSM
CVR	Contingent Value Rights
OTC	Over-the-Counter